Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option grants for executive officer new hires on the new hire’s employment start date and for all other new hires on the last day of the quarter in which the new hire’s employment start date falls. Historically, the Company has granted annual refresh employee option grants in the first quarter of each fiscal year and supplemental or retention grants in the third quarter in certain years, with such grants typically approved at the regularly scheduled meeting of the Compensation and Human Capital Committee or Board occurring in such quarter. Our typical practice was to grant annual refresh, supplemental, or retention employee stock options on the day the options were approved or soon after the options were approved, and starting in 2025, our typical practice is to grant such employee stock options on the last day of the month in which the options are approved. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation and Human Capital Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Historically, the Company has granted new-hire option grants for executive officer new hires on the new hire’s employment start date and for all other new hires on the last day of the quarter in which the new hire’s employment start date falls. Historically, the Company has granted annual refresh employee option grants in the first quarter of each fiscal year and supplemental or retention grants in the third quarter in certain years, with such grants typically approved at the regularly scheduled meeting of the Compensation and Human Capital Committee or Board occurring in such quarter. Our typical practice was to grant annual refresh, supplemental, or retention employee stock options on the day the options were approved or soon after the options were approved, and starting in 2025, our typical practice is to grant such employee stock options on the last day of the month in which the options are approved. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, pursuant to our Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation” below. We do not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation and Human Capital Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and does not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI.
MNPI Disclosure Timed for Compensation Value	false